Acquisitions and divestitures - (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 22, 2021	Dec. 31, 2020
Acquired assets
Cash and cash equivalents	$ (3,609)	$ (4,736)	$ (11,721)		$ (13,487)
Property, plant and equipment, fair value adjustments	916
Nacala Corridor Holding [Member] | Discontinued operations [member]
Acquired assets
Cash and cash equivalents				$ 172
Inventory, recoverable tax, and other assets				423
Intangibles				2,219
Property, plant, and equipment				1,363
Assumed liabilities				(158)
Net identifiable assets acquired				4,019
Fair value adjustments (i)				(1,590)
Total identifiable net assets at fair value				2,429
Pre-existing relation (Loans receivable from NLC)				859
Loss on pre-existing relation				(771)
Total identifiable net assets at fair value				2,517
Cash consideration				2,517
Cash and cash equivalents				(172)
Net cash outflow				2,345
Property, plant and equipment, fair value adjustments	$ 441
Intangible assets, fair value adjustments				$ 791